Fair values (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair values of financial instruments carried on a cost basis
Impairment charges recorded as an adjustment to the fair value of certain equity method investments	$ 0	$ 87
Other non-current assets
Loans granted	54	58
Level 1
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	2,414	2,784
Marketable securities and short-term investments (excluding available-for-sale securities)
Other short-term investments	9	15
Other non-current assets
Restricted cash and cash deposits	95	80
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	107	1,328
Long-term debt (excluding finance lease liabilities)	7,540	7,870
Level 2
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Time deposits	3,538	3,963
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	18	30
Short-term loans in "Receivables, net"	6	7
Other non-current assets
Loans granted	52	59
Held-to-maturity securities	121	124
Restricted cash and cash deposits	219	242
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	317	1,184
Long-term debt (excluding finance lease liabilities)	34	39
Non-current deposit liabilities in "Other non-current liabilities"	338	359
Carrying value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	2,414	2,784
Time deposits	3,538	3,963
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	18	30
Other short-term investments	9	15
Short-term loans in "Receivables, net"	6	7
Other non-current assets
Loans granted	54	58
Held-to-maturity securities	104	97
Restricted cash and cash deposits	276	271
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	424	2,512
Long-term debt (excluding finance lease liabilities)	7,475	7,449
Non-current deposit liabilities in "Other non-current liabilities"	279	283
Total fair value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	2,414	2,784
Time deposits	3,538	3,963
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	18	30
Other short-term investments	9	15
Short-term loans in "Receivables, net"	6	7
Other non-current assets
Loans granted	52	59
Held-to-maturity securities	121	124
Restricted cash and cash deposits	314	322
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease liabilities)	424	2,512
Long-term debt (excluding finance lease liabilities)	7,574	7,909
Non-current deposit liabilities in "Other non-current liabilities"	$ 338	$ 359